Fees Summary	Feb. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 487,708,621.01
Previously Paid Amount	0.00
Total Fee Amount	67,352.56
Total Offset Amount	0.00
Net Fee	$ 67,352.56